CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
CASH FLOWS FROM OPERATING ACTIVITIES
Net (loss)/income	¥ 8,045,250	$ 1,102,195	¥ 11,809,125	¥ (2,032,348)
Adjustments to reconcile net (loss)/income to net cash provided by operating activities:
Depreciation of property, plant and equipment, amortization of intangible assets and operating lease cost related to land use rights	3,057,865	418,926	1,805,001	1,213,855
Share-based compensation expenses	2,630,905	360,432	2,378,689	2,053,165
Foreign exchange loss	24,872	3,407	14,893	2,887
Interest and investment loss/(income)	(231,307)	(31,689)	(255,456)	9,438
Interest expense	71,995	9,863	18,470	29,627
Share of loss of equity method investees	4,269	585	9,527	10,449
Inventory write-downs and losses on purchase commitments relating to inventory	335,940	46,024	236,740	1,127,332
Allowance for credit losses	1,264	173	(1,079)	2,910
Deferred income tax benefit	(49,807)	(6,824)	(1,803,587)	(128,338)
Loss/(Gain) on disposal of property, plant and equipment	(28,112)	(3,851)	(130,978)	55,880
Changes in operating assets and liabilities:
Prepayments and other current assets	(238,577)	(32,685)	(2,369,287)	(1,172,064)
Operating lease right-of-use assets	(2,113,175)	(289,504)	(2,161,408)	(766,681)
Inventories	(3,099,014)	(424,563)	(1,247,945)	(5,920,182)
Other non-current assets	102,872	14,093	363,724	(745,320)
Trade receivable	8,204	1,124	(95,100)	72,211
Deferred revenue	(220,741)	(30,241)	1,186,929	5,020
Operating lease liabilities	2,195,843	300,829	2,181,577	799,750
Trade and notes payable	2,210,835	302,883	31,845,612	10,593,584
Amounts due to related parties	885	121	3,417	(30,266)
Accruals and other current liabilities	1,499,489	205,430	5,285,964	1,166,947
Finance lease liabilities	(6,000)	(822)	0	0
Other non-current liabilities	1,729,405	236,928	1,618,693	1,032,410
Net cash provided by operating activities	15,933,160	2,182,834	50,693,521	7,380,266
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of property, plant and equipment and intangible assets	(7,730,022)	(1,059,009)	(6,507,190)	(5,127,899)
Disposal of property, plant and equipment	970,222	132,920	284,000	4,528
Purchase of long-term investments	(31,333)	(4,293)	(198,213)	(713,775)
Disposal of long-term investments	43,001	5,892	0	0
Placement of time deposits	(54,650,166)	(7,487,042)	(19,107,879)	(679,486)
Redemption of time deposits	24,675,649	3,380,550	9,201,713	514,242
Placement of short-term investments	(12,864,520)	(1,762,432)	(14,820,000)	(58,268,079)
Redemption of short-term investments	8,450,000	1,157,645	31,135,501	59,953,714
Placement of long-term financial instruments	0	0	0	(50,000)
Net cash used in investing activities	(41,137,169)	(5,635,769)	(12,068)	(4,364,661)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from share issuance through the ATM Offering, net of issuance cost	0	0	1,174,319	2,462,300
Proceeds from exercise of share options and vesting of RSUs	14,658	2,008	11,953	6,728
Proceeds from borrowings	471,322	64,571	1,750,194	3,741,482
Repayment of borrowings	(996,190)	(136,478)	(2,751,081)	(661,118)
Capital injection from noncontrolling interest	0	0	0	90,000
Proceeds from debt from third party investors	94,562	12,955	0	0
Net cash provided by/(used in) financing activities	(415,648)	(56,944)	185,385	5,639,392
Effects of exchange rate changes on cash, cash equivalents and restricted cash	198,120	27,143	44,513	1,270,097
Net change in cash, cash equivalents and restricted cash	(25,421,537)	(3,482,736)	50,911,351	9,925,094
Cash, cash equivalents and restricted cash at beginning of the year	91,329,509	12,512,091	40,418,158	30,493,064
Cash, cash equivalents and restricted cash at end of the year	65,907,972	9,029,355	91,329,509	40,418,158
Supplemental Disclosures
Cash paid for interest, net of amounts capitalized	(96,668)	(13,243)	(41,469)	(87,935)
Cash paid for income tax	(645,529)	(88,437)	(58,645)	(1,331)
Changzhou Huixiang
CASH FLOWS FROM INVESTING ACTIVITIES
Acquisition of Changzhou Huixiang New Energy Auto Parts Co., Ltd. ("Changzhou Huixiang"), net of cash acquired (Note 5)	¥ 0	$ 0	¥ 0	¥ 2,094